SHARE CAPITAL - Share Capital (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Value	$ 1,926		$ 1,890
Class A exchangeable shares
Class of Stock [Line Items]
Shares issued (in shares)	10,450,952	10,450,952	9,594,989	10,877,989	10,877,989	10,877,989
Value	$ 448		$ 422
Class B shares
Class of Stock [Line Items]
Shares issued (in shares)	24,000	24,000	24,000	24,000	24,000	24,000
Value	$ 1		$ 1
Class C shareholders
Class of Stock [Line Items]
Shares issued (in shares)	41,314,891	41,314,891	40,934,623	34,815,014	23,544,548	23,544,548
Value	$ 1,477		$ 1,467
Class A junior preferred shares
Class of Stock [Line Items]
Shares issued (in shares)	$ 2,635		$ 2,580
Value	100,460,280		100,460,280